Reverse Repurchase Agreements - Non Trading (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Reserve Repurchase Agreements Non-Trading [Abstract]
Summary of Reverse Repurchase Agreements - Non Trading

		Group
	2023	2022
	£m	£m
Agreements with banks	2,397	885
Agreements with customers	10,071	6,463
	12,468	7,348